Loans - Schedule of Non-Covered Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	$ 15,064,971	$ 14,327,428
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	10,906,581	10,198,855
Commercial Loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	6,802,266	6,073,511
Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	3,543,122	3,444,578
Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	561,193	680,766
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,267,400	1,195,319
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,890,990	2,933,254
Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,155,926	2,066,167
Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	131,052	246,298
Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	604,012	620,789
Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	12,694,924	11,190,520
Legacy Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	9,377,399	8,133,341
Legacy Loans | Commercial Loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	5,623,314	4,504,062
Legacy Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	3,194,796	2,952,102
Legacy Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	559,289	677,177
Legacy Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	854,216	694,023
Legacy Loans | Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,463,309	2,363,156
Legacy Loans | Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,783,421	1,575,643
Legacy Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	131,048	246,214
Legacy Loans | Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	548,840	541,299
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,370,047	3,136,908
Acquired Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,529,182	2,065,514
Acquired Loans | Commercial Loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,178,952	1,569,449
Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	348,326	492,476
Acquired Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,904	3,589
Acquired Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	413,184	501,296
Acquired Loans | Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	427,681	570,098
Acquired Loans | Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	372,505	490,524
Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	4	84
Acquired Loans | Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	$ 55,172	$ 79,490